Short-term Investments (Tables)	6 Months Ended
Jun. 30, 2018
Short-term Investments
Schedule of short term investments

	June 30, 2018	December 31, 2017

	(in US$'000)
Bank deposits maturing over three months (note)
Denominated in:
US$	246,791	272,659
HK$	374	372

	247,165	273,031

Note: The weighted average effective interest rate on bank deposits maturing over three months for the six months ended June 30, 2018 and for the year ended December 31, 2017 was 1.93% per annum and 1.32% per annum respectively (with maturity ranging from 91 to 100 days, and 91 to 183 days respectively).